Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 13 — Related party balances and transactions

Nature of relationships with related parties:

Related parties	Relationship	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
		MYR	MYR	USD
Advance to subcontractor:
VC Marine Sdn Bhd	Common director	—	15,590,387	3,819,301
Amount due to:
Star Sprite Limited	Common director	3,259,111	884,824	216,762
Amount due to:
Darren Hoo Wei Sern	Director	779	7,017	1,719

The Company had an unsecured, interest-free, non-trade advance from a related party namely Star Sprite Limited amounting to MYR3,259,111 and MYR884,824 (US$216,762), respectively, as of December 31, 2025 and June 30, 2026.

The Company had an unsecured, interest-free, non-trade advance from director amounting to MYR779 and MYR7,017 (US$1,719), respectively, as of December 31, 2025 and June 30, 2026.

Related party transactions:

Transaction nature	Name	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
		MYR	MYR	USD
Sub-contractor charges	VC Marine Sdn Bhd	—	—	—
Net repayment of sub-contractor charges to	VC Marine Sdn Bhd	(5,089,636)	(10,500,751)	(2,572,452)
Expenses paid on behalf of Company	Star Sprite Limited	230,657	—	—
Expenses paid on behalf of director	Hoo Wei Sern	—	6,238	1,528
Net advance from/(repayment) to director	Hoo Wei Sern	(67,858)	—	—